Concentration of Risks - Schedule of Exchange Rates Consolidated Financial Statements (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Exchange Rates Consolidated Financial Statements [Abstract]
Balance sheet items, except for equity accounts	7.0288	7.1884
Items in the statements of operations and comprehensive loss	7.1429	7.1217